Collaboration Profit and Loss	12 Months Ended
Dec. 31, 2023
Nestle Health Science [Member]
Business Combinations [Abstract]
Collaborative Arrangement Disclosure [Text Block]
15.	Collaboration Profit and Loss

License Agreement with NHSc Rx License GmbH (Nestlé)

Accounting Analysis

The 2021 License Agreement represents a separate contract between Nestlé and the Company. The 2021 License Agreement is within the scope of Topic 808, and has elements that are within the scope of Topic 606 (see Note 14, Revenue from Contracts with Customers) and Topic 808.

The Company considers the collaborative pre-launch activities and commercialization activities to be separate units of account within the scope of Topic 808 and are not performance obligations under Topic 606. The Company and Nestlé were both active participants in the pre-launch activities and commercialization activities and were exposed to significant risks and rewards that were dependent on the commercial success of the activities in the arrangement. The amount allocated to the Topic 808 unit of accounting relates to the pre-launch activities performed prior to the first commercial sale of VOWST and was determined to be $35,500 based on standalone selling price.

The Company recorded the $35,500 in total liabilities on its consolidated balance sheets at the inception of the arrangement. On a quarterly basis, the Company and Nestlé provided financial information about the pre-launch activities performed by both parties. The Company reduced the $35,500 liability as the pre-launch activities were performed and it made payments to Nestlé for the pre-launch costs Nestlé incurred. As of December 31, 2023 and 2022, there was $10,064 and $34,770, respectively, included in accrued expenses and other current liabilities which represents costs incurred by Nestlé for pre-launch activities that have not yet been reimbursed by Seres.

The cost associated with pre-launch activities performed by the Company is recorded within total operating expenses in the Company’s consolidated statements of operations and comprehensive loss. In the years ended December 31, 2023 and 2022, the Company recognized $1,446 and $6,102 in research and development expenses and $4,242 and $8,953 in general and administrative expenses, respectively, associated with pre-launch activities performed. The pre-launch activities were completed prior to the first commercial sale of VOWST, which occurred in June 2023.

Under the 2021 License Agreement with Nestlé, beginning with the first commercial sale of VOWST, which occurred in June 2023, net sales of VOWST are recorded by Nestlé and include gross sales net of discounts, rebates, allowances, and other applicable deductions. These amounts include the use of estimates and judgments, which could be adjusted based on actual results in the future. The Company records its share of the profits or losses from the sales of VOWST, including commercial and medical affairs expenses incurred by the Company, on a net basis, as collaboration (profit) loss sharing - related party. This treatment is in accordance with the Company’s revenue recognition and collaboration policy, given that Nestlé and the Company are both active participants in commercialization activities and are exposed to significant risks and rewards that are dependent on the commercial success of the activities in the 2021 License Agreement. Nestlé provides the Company with reporting related to net sales of VOWST in accordance with U.S. generally accepted accounting principles in order to calculate and record collaboration profit or loss.

The collaboration (profit) loss sharing - related party line item also includes the Company’s profit on the transfer of VOWST inventory to Nestlé, which represents the excess of the supply price paid by Nestlé over the Company’s cost to manufacture VOWST, subject to a supply price cap applicable to product manufactured prior to commercial launch.

 The collaboration (profit) loss sharing - related party line item also includes the collaboration loss related to pre-launch activities, which were completed prior to the first commercial sale of VOWST.

               The components of the collaboration profit (loss) sharing for the years ended December 31, 2023 and 2022 are as follows:

	For the Year Ended December 31,
	2023	2022
Share of VOWST net loss	$18,873	$—
Profit on transfer of VOWST inventory to Nestlé	(23,327)	—
Collaboration (profit)/loss related to pre-launch activities	5,158	1,004
Total collaboration (profit) loss sharing - related party	$704	$1,004